CitizensSelect Funds
-Dreyfus Institutional Preferred Treasury Securities Money Market Fund

Incorporated herein by reference are the definitive versions of the prospectuses for Dreyfus Institutional Preferred Treasury Securities Money Market Fund filed pursuant to Rule 497(c) under the Securities Act of 1933, as amended, on August 2, 2016 (SEC Accession No. 0001167368-16-000110).